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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended MARCH 31, 2004

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)


Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [X] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Berkowitz Capital & Company, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


     909 Third Avenue, 14th Floor, New York, New York  10022
--------------------------------------------------------------------------------
Business            (Street)            (City)         (State)        (Zip)


     Jeffrey L. Berkowitz     (212) 940-0700
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                    ATTENTION

--------------------------------------------------------------------------------

  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                     SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NEW YORK on the 5TH day of MAY, 2004.


     Berkowitz Capital & Company, LLC
-------------------------------------------
(Name of Institutional Investment Manager)


     /s/ Jeffrey L. Berkowitz
-------------------------------------------
     Jeffrey L. Berkowitz
(Manual Signature of Person Duly Authorized
to Submit This Report)

SUMMARY PAGE

Number of other included managers: None
Form 13F-HR Table Entry Total: 58
Form 13F-HR Information Table Value Total: $85,179,877.5

ACCOUNT HOLDINGS
CRAMER,  BERKOWITZ PARTNERS L.P.
CRAMER, BERKOWITZ PARTNERS L.P./106-01476
31-Mar-04

                                    Security                                                                Market       Voting
Date                     Quantity   Symbol          Cusip        Security                                   Value        authority
------------             --------   -------         ---------    ---------------------------------          ----------   ---------
LONG COMMON STOCK
------------------
3/30/04                     35000   ADTN.O          00738A106    ADTRAN INC                                    1051050   Sole
3/30/04                     60000   AAP.N           00751Y106    ADVANCED AUTO PARTS INC.                      2440200   Sole
3/16/04                     15000   AFCI.O          00754A105    ADVANCED FIBRE COMMUNICATION                   330450   Sole
3/12/04                     75000   AMD.N           007903107    ADVANCED MICRO DEVICES INC                    1217250   Sole
3/29/04                     35000   ADI.N           032654105    ANALOG DEVICES INC                            1680350   Sole
2/9/04                     200000   AMCC.O          03822W109    APPLIED MICRO CIRCUITS CORPORATION            1150000   Sole
1/9/04                      45000   AUDC.O          M15342104    AUDIOCODES LTD ORD                             522000   Sole
3/11/04                     25000   GR.N            382388106    B F GOODRICH CO                                701750   Sole
3/30/04                    115000   BRCM.O          111320107    BROADCOM CORP - CL A                          4504550   Sole
3/15/04                     40000   CAT.N           149123101    CATERPILLAR INC                               3162800   Sole
3/1/04                      65000   CHKP.O          M22465104    CHECK POINT SOFTWARE TECHNOLOGIES LTD         1480050   Sole
2/12/04                     55000   CDL.N           17285T106    CITADEL BROADCASTING CORP                      959750   Sole
3/12/04                    100000   KO.N            191216100    COCA COLA CO                                  5030000   Sole
3/29/04                     20000   CMI.N           231021106    CUMMINS INC                                   1169000   Sole
3/4/04                      75000   DTV.N           25459L106    DIRECTV GROUP INC                             1153500   Sole
3/26/04                     35000   DRL.N           25811P100    DORAL FINANCIAL CORP                          1232000   Sole
3/29/04                     40000   ETN.N           278058102    EATON CORP                                    2247600   Sole
3/9/04                      25000   FL.N            344849104    FOOT LOCKER INC                                645000   Sole
3/31/04                     50000   GE.N            369604103    GENERAL ELECTRIC CO                           1526000   Sole
3/10/04                     60000   IR.N            G4776G101    INGERSOLL RAND CO                             4059000   Sole
3/25/04                     50000   ICST.O          45811K208    INTEGRATED CIRCUIT SYSTEMS INC                1251500   Sole
2/26/04                    350000   IIP.A           45885A102    INTERNAP NETWORK SERVICES CORP                 602000   Sole
1/20/04                     50000   IPAS.O          46261V108    IPASS INC                                      546500   Sole
2/13/04                     65000   JBHT.O          445658107    JB HUNT TRANSPORT SERVICES INC                1831050   Sole
2/26/04                     60000   JOYG.O          481165108    JOY GLOBAL INC                                1684200   Sole
3/22/04                     25000   JNPR.O          48203R104    JUNIPER NETWORKS,INC.                          650250   Sole
2/17/04                     70000   LGF.A           535919203    LIONS GATE ENTERTAINMENT                       437500   Sole
3/31/04                      9100   MANU.O          565011103    MANUGISTICS GROUP INC                           62335   Sole
2/27/04                     75000   MAS.N           574599106    MASCO CORP                                    2283000   Sole
3/18/04                     35000   MNST.O          611742107    MONSTER WORLDWIDE INC                          917000   Sole
3/18/04                     50000   NET.N           640938106    NETWORKS ASSOCIATES INC                        900000   Sole
1/21/04                    175000   NSC.N           655844108    NORFOLK SOUTHERN CORP                         3865750   Sole
3/8/04                      15000   NVTL.O          66987M604    NOVATEL WIRELESS INC.                          322500   Sole
2/11/04                     60000   PH.N            701094104    PARKER HANNIFIN CORP                          3390000   Sole
3/3/04                      15000   RDWR.O          M81873107    RADWARE LTD                                    398400   Sole
3/5/04                     175000   SCUR.O          813705100    SECURE COMPUTING CORP                         2861250   Sole
3/10/04                    105000   SWKS.O          83088M102    SKYWORKS SOLUTIONS INC                        1224300   Sole
1/29/04                    225000   SNWL.O          835470105    SONICWALL  INC                                2007000   Sole
2/23/04                     20000   SYMC.O          871503108    SYMANTEC CORP                                  926000   Sole
8/10/00                    381900   TSCM.O          88368Q103    THE STREET.COM INC                            1737645   Sole
3/17/04                     75000   TWX.N           887317105    TIME WARNER INC                               1264500   Sole
1/9/04                     200000   UNTD.O          911268100    UNITED ONLINE INC.                            3332000   Sole
3/24/04                     50000   VRSN.O          92343E102    VERISIGN INC                                   829500   Sole
3/26/04                    210000   WGRD.O          941105108    WATCHGUARD TECHNOLOGIES INC                   1642200   Sole
3/3/04                      40000   WBSN.O          947684106    WEBSENSE INC                                  1184400   Sole
2/25/04                     55000   WEN.N           950590109    WENDYS INTERNATIONAL INC                      2237950   Sole
2/17/04                    300000   WON.N           961815107    WESTWOOD ONE,INC.                             8835000   Sole

                                                                                                              83486030

LONG PUTS
---------
3/25/04                       500   COST375P.U      PRQPU        PUT  COSTCO WHOLE APR37.50                    56002.5   Sole
3/19/04                       350   SPT1100P.U      SPTPT        PUT .SPX APR 1100                               47970   Sole

                                                                                                              103972.5

LONG CALLS
----------
3/11/04                      3900   WON300D.U       WONDF        CALL 4294967295 APR 30                         243750   Sole
3/12/04                      2150   AFCI225D.U      AQFDX        CALL ADVNCD FIBRE APR22.50                     145125   Sole
3/11/04                       850   AAPL275D.U      AAQDA        CALL APPLE COMPUT APR27.50                      65875   Sole
3/12/04                       500   CAT750D.U       CATDO        CALL CATERPILLAR  APR 075                      227500   Sole
3/11/04                       500   CSCO225D.U      CYQDX        CALL CISCO SYSTEMS APRIL 22.5                   65000   Sole
3/23/04                      1000   CCU400D.U       CCUDH        CALL CLEAR CHANNEL APRIL 40                    257500   Sole
3/12/04                       650   JNPR250D.U      JUXDE        CALL JUNIPER NTWK APR 025                      108875   Sole
3/19/04                      2000   MOT170D.U       MOTDR        CALL MOTOROLA INC APR 017                      165000   Sole
3/16/04                      1500   VMB375D.U       VMBDU        CALL VIAb APR 37.5                             311250   Sole

                                                                                                               1589875